Bingham McCutchen LLP

2020 K St. NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

September 10, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	WisdomTree Trust (the “Trust”) (File No. 333-132380)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 131 to the Trust’s registration statement on Form N-1A (“PEA No. 131”); and

b.	the text of PEA No. 131 was filed with the Commission via EDGAR on September 10, 2012 and, pursuant to Rule 485(b), went effective immediately.

Please do not hesitate to contact the undersigned at (202) 373-6799 with any comments or questions you might have.

Very truly yours,

/s/ W. John McGuire
W. John McGuire